Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 52,123	₱ 53,863
Additional impairment (Note 4)	1,754	579	₱ 20
Balances at end of the year	53,364	52,123	53,863
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	2,603	2,543
Additional impairment (Note 4)	60	60
Translation and other adjustments	92
Balances at end of the year	₱ 2,755	₱ 2,603	₱ 2,543